Derivative Instruments and Hedging Activities - Summary of Cross Currency Swap Agreements (Detail) - Cross currency swap agreement [Member]	6 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2016 NOK
Derivative [Line Items]
Fair Value / Carrying Amount of (Liability)	$ (113,961,000)
Norwegian Kroner-denominated Bond due in 2017 [Member] | NIBOR [Member]
Derivative [Line Items]
Principal amount	$ 125,000,000	NOK 700,000,000
Floating Rate Receivable, Margin	5.25%	5.25%
Fixed Interest Payment on Cross Currency Rate Swap	6.88%	6.88%
Fair Value / Carrying Amount of (Liability)	$ (44,079,000)
Weighted-Average Remaining Term (Years)	9 months 18 days
Norwegian Kroner-denominated Bond due in 2018 [Member] | NIBOR [Member]
Derivative [Line Items]
Principal amount	$ 150,000,000	NOK 900,000,000
Floating Rate Receivable, Margin	4.35%	4.35%
Fixed Interest Payment on Cross Currency Rate Swap	6.43%	6.43%
Fair Value / Carrying Amount of (Liability)	$ (48,959,000)
Weighted-Average Remaining Term (Years)	2 years 2 months 12 days
Norwegian Kroner denominated bonds due May 2020 [Member] | NIBOR [Member]
Derivative [Line Items]
Principal amount	$ 134,000,000	NOK 1,000,000,000
Floating Rate Receivable, Margin	3.70%	3.70%
Fixed Interest Payment on Cross Currency Rate Swap	5.92%	5.92%
Fair Value / Carrying Amount of (Liability)	$ (20,923,000)
Weighted-Average Remaining Term (Years)	3 years 10 months 24 days